Stockholders' Equity (Deficit) (Details Textual) - USD ($) $ / shares in Units, $ in Thousands							1 Months Ended									3 Months Ended							9 Months Ended		12 Months Ended
	Nov. 11, 2019	Aug. 21, 2019	Jul. 12, 2019	May 31, 2017	Apr. 14, 2017	Mar. 18, 2016	Dec. 24, 2019	Dec. 20, 2019	Oct. 31, 2019	Aug. 31, 2018	Mar. 16, 2018	May 22, 2017	May 19, 2017	Dec. 31, 2015	May 31, 2014	Dec. 31, 2019	Sep. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Oct. 15, 2019	Oct. 26, 2017	Mar. 24, 2016
Stockholders' Equity (Deficit) (Textual)
Preferred stock, par value																		$ 0.001				$ 0.001			$ 0.001	$ 0.001
Common stock, par value																		$ 0.001				$ 0.001			$ 0.001	$ 0.001				$ 2.10
Common stock, shares authorized																100,000		100,000				100,000	100,000		100,000	100,000
Common stock, shares issued		300,000														69,146		52,571					69,146		52,571	49,468
Common stock, shares outstanding																68,560		51,986					68,560		51,986	48,923
Proceeds from units offered in private placement																		$ 12,693							$ 4,221	$ 12,693
Shares issued for services rendered																$ 253	$ 211										$ 3,424
Number of shares issued			4,277,000
Warrants extinguishment			5,677,000
Loss on exchange of warrants																(220)							$ (1,059)
Shares issued exercise of warrants																				$ 1,649
Shares issued exercise of warrants, shares													300
Stock issued for compensation																									2,692	20,592
Vesting of the employees' stock																									$ 53	$ 1,618
Series B Convertible Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Number of shares issued		2,000
Stock consideration received per transaction		$ 1
Conversion price																							$ 0.51
Stated value equal																$ 1,000							$ 1,000
Conversion of converted common stock																													3,761,000
Employee Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price														$ 2.50	$ 1.25													$ 2.50
Received aggregate shares of common stock														659								250
Purchase of common stock from employees, shares															693
Consultant [Member] | Stock Compensation Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for compensation, shares																										65
Employee [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued exercise of warrants, shares																										300
Employees [Member] | Stock Compensation Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for compensation, shares																										1,544
Employees [Member] | Stock Compensation Plan One [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for compensation, shares																										239
Director [Member] | Stock Compensation Plan One [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for compensation, shares																										201
Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, par value						$ 0.001
Common stock, shares issued						1,000,000
Warrants outstanding																7,657,000							7,657,000
Shares issued for cashless exercise of warrants				49
Subscription receivable																											55
Shares issued upon employment agreements				300
Share-based compensation				$ 1,500																	$ 1,500					$ 24,952
Purchase of common stock from employees, shares																									545
Vesting of the employees' stock																										1,618
Cash received					$ 2,029
Shares received from Eco3d					560
Ecoark Holdings Common Stock [Member] | Ecoark Plan 2013 [Member]
Stockholders' Equity (Deficit) (Textual)
Stock issued for compensation																										$ 550
Shares issued for compensation, shares																										201
Ecoark Holdings Common Stock [Member] | Consultant [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for cashless exercise of warrants				100
Ecoark Holdings Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares of blank check preferred stock						5,000,000																			5,000
Preferred stock, par value						$ 0.001												$ 0.001							$ 0.001
Investors stock and warrants, description						The Company issued to each investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series B Preferred Stock purchased by the investor. Each Warrant has an exercise price equal to $0.51, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price"), and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock on the 11 month anniversary of the closing date of the offering is less than $0.51, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series B Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series B Convertible Preferred Stock based on the $0.51 conversion price.
Stock conversion price description						Each share of the Series B Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the "Stated Value") and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.51, subject to certain limitations and adjustments (the "Conversion Price").
Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Shares issued for services rendered, shares
Stock issued for compensation
Shares issued for compensation, shares
Conversion of long-term debt
Conversion of long term debt, shares
Equity raised from sale of treasury shares
Number of shares forfeited
Purchase of common stock from employees, shares
Vesting of the employees' stock
Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued								248,000																							29,057
Common stock, shares outstanding																															29,057
Shares issued for services rendered																	$ 1										$ 1
Shares issued for services rendered, shares							247,000	128,000	120,000							248,000	300,000										743	63
Loss on share value								$ 100
Shares issued exercise of warrants																				$ 3
Shares issued exercise of warrants, shares																				2,969,000
Stock issued for compensation																									$ 1	$ 2
Shares issued for compensation, shares																									134	1,783	32
Conversion of long-term debt																											$ 1
Conversion of long term debt, shares																											1,500
Equity raised from sale of treasury shares
Number of shares forfeited																										(560)
Purchase of common stock from employees, shares																						250
Vesting of the employees' stock
Treasury Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Stock issued for compensation
Conversion of long-term debt
Equity raised from sale of treasury shares
Vesting of the employees' stock																									53	1,618
Noncontrolling Interest [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Stock issued for compensation
Conversion of long-term debt
Equity raised from sale of treasury shares
Vesting of the employees' stock
Subscription Receivable [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Stock issued for compensation
Conversion of long-term debt
Equity raised from sale of treasury shares																												(55)
Vesting of the employees' stock
Retained Earnings [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Stock issued for compensation
Conversion of long-term debt
Equity raised from sale of treasury shares
Vesting of the employees' stock
Additional Paid-in Capital [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered																											3,423	894
Stock issued for compensation																									2,691	20,590	161
Conversion of long-term debt																											2,999
Equity raised from sale of treasury shares																											$ 200	$ 8,485
Vesting of the employees' stock
Securities Purchase Agreement Institutional Funds [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued																		49,468							49,468
Common stock, shares outstanding																		48,923							48,923
Proceeds from units offered in private placement											$ 3,587	$ 9,106
Issuance and sale of common stock											4,200	$ 10,000
Shares issued exercise of warrants										$ 4,221
Net proceeds											$ 3,587
Private Placement [Member] | Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued				2,500																						2,500
Private placement offering, net of expenses				$ 9,106																						$ 3,587
Securities Purchase Agreement [Member]
Stockholders' Equity (Deficit) (Textual)
Proceeds from units offered in private placement	$ 1,000
Stock sale and issued to investors, description	The Company and two accredited investors entered into a securities purchase agreement (the "Securities Purchase Agreement") pursuant to which the Company sold and issued to the investors an aggregate of 1 share of Series C Convertible Preferred Stock, par value $0.001 per share (the "Series C Preferred Stock"), at a price of $1,000 per share (the "Private Placement").
Investors stock and warrants, description	The Company issued to each investor a warrant (a "Warrant") to purchase a number of shares of common stock of the Company, par value $0.001 per share ("Common Stock"), equal to the number of shares of Common Stock issuable upon conversion of the Series C Preferred Stock purchased by the Investor. Each Warrant has an exercise price equal to $0.73, subject to full ratchet price only anti-dilution provisions in accordance with the terms of the Warrants (the "Exercise Price"), and is exercisable for five years after the Effective Date. In addition, if the market price of the Common Stock for the five trading days prior to July 22, 2020 is less than $0.73, holder of the warrants shall be entitled to receive additional shares of common stock based on the number of shares of common stock that would have been issuable upon conversion of the Series C Convertible Preferred Stock had the initial conversion price been equal to the market price at such time (but not less than $0.25) less the number of shares of common stock issued or issuable upon exercise of the Series C Convertible Preferred Stock based on the $0.73 conversion price.
Stock conversion price description	Each share of the Series C Preferred Stock has a par value of $0.001 per share and a stated value equal to $1,000 (the "Stated Value") and is convertible at any time at the option of the holder into the number of shares of Common Stock determined by dividing the stated value by the conversion price of $0.73, subject to certain limitations and adjustments (the "Conversion Price").